Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Software and IT Services Portfolio

May 31, 2021

SOF-QTLY-0721
1.802189.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Electronic Equipment & Components - 0.1%
Electronic Equipment & Instruments - 0.1%
Trimble, Inc. (a)	109,000	$8,479,110
Entertainment - 1.5%
Interactive Home Entertainment - 1.5%
Activision Blizzard, Inc.	814,900	79,249,025
Electronic Arts, Inc.	762,400	108,969,832
		188,218,857
Interactive Media & Services - 4.4%
Interactive Media & Services - 4.4%
Alphabet, Inc. Class A (a)	136,500	321,710,025
Facebook, Inc. Class A (a)	420,300	138,165,219
Twitter, Inc. (a)	1,286,742	74,631,036
		534,506,280
Internet & Direct Marketing Retail - 0.6%
Internet & Direct Marketing Retail - 0.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	352,800	75,485,088
IT Services - 32.4%
Data Processing & Outsourced Services - 20.5%
Automatic Data Processing, Inc.	193,900	38,008,278
ExlService Holdings, Inc. (a)	630,700	64,318,786
Fidelity National Information Services, Inc.	103,800	15,464,124
Fiserv, Inc. (a)	272,400	31,380,480
FleetCor Technologies, Inc. (a)	153,200	42,044,208
Global Payments, Inc.	1,037,970	201,065,169
MasterCard, Inc. Class A	1,808,700	652,181,046
Paychex, Inc.	180,300	18,235,542
PayPal Holdings, Inc. (a)	2,312,300	601,244,246
StoneCo Ltd. Class A (a)	319,600	21,084,012
Visa, Inc. Class A (b)	3,547,320	806,305,836
WEX, Inc. (a)	114,700	22,470,877
		2,513,802,604
Internet Services & Infrastructure - 3.8%
Akamai Technologies, Inc. (a)	1,122,900	128,246,409
GoDaddy, Inc. (a)	1,471,200	119,108,352
MongoDB, Inc. Class A (a)	365,900	106,820,846
Twilio, Inc. Class A (a)	314,700	105,739,200
		459,914,807
IT Consulting & Other Services - 8.1%
Accenture PLC Class A	655,900	185,068,744
Capgemini SA	932,500	174,607,406
Cognizant Technology Solutions Corp. Class A	3,475,800	248,728,248
DXC Technology Co. (a)	707,800	26,839,776
Gartner, Inc. (a)	614,000	142,349,760
IBM Corp.	1,429,600	205,490,704
Liveramp Holdings, Inc. (a)	265,300	13,328,672
		996,413,310

TOTAL IT SERVICES		3,970,130,721

Media - 0.2%
Publishing - 0.2%
The New York Times Co. Class A	520,700	22,296,374
Professional Services - 0.2%
Research & Consulting Services - 0.2%
CACI International, Inc. Class A (a)	88,700	22,614,952
Road & Rail - 0.3%
Trucking - 0.3%
Uber Technologies, Inc. (a)	725,900	36,897,497
Software - 57.1%
Application Software - 25.6%
Adobe, Inc. (a)	1,415,000	713,980,700
Alteryx, Inc. Class A (a)(b)	412,500	32,080,125
Anaplan, Inc. (a)	2,236,800	115,217,568
Aspen Technology, Inc. (a)	486,100	66,338,067
Autodesk, Inc. (a)	997,400	285,116,764
Blackbaud, Inc. (a)	656,700	46,422,123
Ceridian HCM Holding, Inc. (a)	772,431	69,101,677
Citrix Systems, Inc.	459,107	52,778,941
Constellation Software, Inc.	27,200	39,039,391
Dropbox, Inc. Class A (a)	384,200	10,507,870
Elastic NV (a)	735,700	86,967,097
HubSpot, Inc. (a)	223,100	112,527,178
Intuit, Inc.	263,800	115,831,942
Micro Focus International PLC	1,263,938	9,301,179
Mimecast Ltd. (a)	789,400	39,462,106
New Relic, Inc. (a)	660,800	41,418,944
Procore Technologies, Inc. (a)(b)	12,500	1,080,250
PTC, Inc. (a)	934,400	125,340,416
Salesforce.com, Inc. (a)	2,547,526	606,565,941
SAP SE	73,900	10,347,015
Slack Technologies, Inc. Class A (a)	4,520,080	199,064,323
Smartsheet, Inc. (a)	417,600	24,671,808
SVMK, Inc. (a)	850,700	16,546,115
Topicus.Com, Inc.	50,587	3,230,232
Workday, Inc. Class A (a)	761,300	174,124,536
Workiva, Inc. (a)	387,700	36,792,730
Zendesk, Inc. (a)	809,000	110,557,940
		3,144,412,978
Systems Software - 31.5%
FireEye, Inc. (a)	3,422,300	76,556,851
Microsoft Corp.	12,117,500	3,025,497,399
NortonLifeLock, Inc.	4,586,800	126,870,888
Oracle Corp.	3,028,327	238,450,468
Palo Alto Networks, Inc. (a)	492,300	178,827,975
Proofpoint, Inc. (a)	523,800	90,517,878
Talend SA ADR (a)	604,685	39,286,384
Tenable Holdings, Inc. (a)	1,617,600	67,615,680
Zuora, Inc. (a)	1,366,700	21,142,849
		3,864,766,372

TOTAL SOFTWARE		7,009,179,350

TOTAL COMMON STOCKS
(Cost $5,085,012,625)		11,867,808,229

Money Market Funds - 5.0%
Fidelity Cash Central Fund 0.03% (c)	314,101,009	314,163,829
Fidelity Securities Lending Cash Central Fund 0.03% (c)(d)	301,793,987	301,824,166
TOTAL MONEY MARKET FUNDS
(Cost $615,984,150)		615,987,995
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $5,700,996,775)		12,483,796,224
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(219,585,451)
NET ASSETS - 100%		$12,264,210,773

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$27,722
Fidelity Securities Lending Cash Central Fund	59,227
Total	$86,949

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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